Agilent Technologies, Inc.

December 6, 2005

VIA EDGAR AND TELECOPIER
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-3628

Attention:	Celeste M. Murphy, Esq. Special Counsel Office of Mergers and Acquisitions Division of Corporation Finance Telephone: (202) 551-3257 Telecopier: (202) 772-9203
Re:	Agilent Technologies, Inc. Amendment No. 1 to Issuer Self-Tender Statement on Schedule TO-I filed December 6, 2005 File No. 005-57827 Initially Filed November 15, 2005

Dear Ms. Murphy:

        On behalf of Agilent Technologies, Inc. ("Agilent"), we submit this letter in response to comments from the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") received by letter dated November 29, 2005 relating to Agilent's Issuer Self-Tender Statement on Schedule TO (File No. 005-57827) filed with the Commission on November 15, 2005 (the "Schedule TO").

        Through our outside counsel, Simpson Thacher & Bartlett LLP, we have responded to numbered comments one through six under separate cover, and we are concurrently filing via EDGAR Amendment No. 1 to the Schedule TO ("Amendment No. 1"). Pursuant to your request, Agilent hereby acknowledges that:

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  the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

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  staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

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  the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,
Marie Oh Huber, Esq.
cc:	William H. Hinman, Jr. Esq. Gregory M. King, Esq. Louis P. A. Lehot, Esq. Simpson Thacher & Bartlett LLP